LOAN PAYABLES (Tables)	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LOANS

The Company had the following loans as of September 30, 2023, which arose from acquisition of One Eighty Ltd on June 26, 2023:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2023
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$423,661
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	142,283
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	185,663
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	190,461
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	354,897
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	258,212
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	412,914
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	102,472
Total		$2,730,156				$2,070,563

*	Base lending rate

**	Islamic financing rate

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID

As of September 30, 2023, the future minimum loan payments to be paid by the year are as follows:

12 months ending September 30,	Loan payment
2024	$254,010
2025	245,261
2026	201,876
2027	197,932
2028	197,932
Thereafter	1,551,217
Total future minimum loan payments	2,648,228
Less: imputed interest	(577,665)
Present value of loan liabilities	$2,070,563